Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2022	4,717	382	5,099
Additions	357	—	357
Effects of foreign exchange	55	7	62
Balance – March 31, 2023	5,129	389	5,518

Accumulated amortization
Balance – December 31, 2022	2,796	265	3,061
Amortization	323	13	336
Effects of foreign exchange	30	9	39
Balance – March 31, 2023	3,149	287	3,436

Carrying value
Net balance – December 31, 2022	1,921	117	2,038
Net balance – March 31, 2023	1,980	102	2,082
The Company’s lease obligations are as follows:

2023
$
Balance – January 1	3,066
Additions	357
Interest accretion	59
Lease repayments	(451)
Effects of foreign exchange	26
Balance – March 31	3,057

Current	1,626
Non-current	1,431
3,057
Expenses incurred for the three months ended March 31, 2023 and 2022 relating to short-term leases and leases of low-value assets were $38 and $62, respectively.